UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.
Institutional Investment Manager Filing this Report:
					Name:	North Forty Management, LLC
					Address:2365 Carillon Point
						Kirkland, WA  98033
						13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby representthat the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christine F. Riley
Title:				Chief Compliance Officer
Phone:				434-293-9700
Signature,			Place,			and Date of Signing:
Christine F. Riley		Charlottesville, VA	August  ,2011
Report Type (Check only one.):
				[ ]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[X]	COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-10254		Shapiro Capital Management Co., Inc.
28-04632		Martingale Asset Management LP
08-51232		McAdams Wright Ragen, Inc.
28-12592		Bank of New York Mellon Corporation

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		16
Form 13F Information Table Value Total:		$181,655
List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

FORM 13F INFORMATION TABLE
                                                                                 INVSTMT DSCRETN
                                                         VALUE     SHARES/  SH/      SHARED  SHARED OTHER   VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS        CUSIP      (x$1000)  PRN AMT  PRN SOLE DEFINED OTHER  MANAGERS SOLE  SHARED  NONE
BERKSHIRE HATHAWAY A   COM                   084670108   11,611   100       SH   X                           100
JPM CHASE	       COM		     46625H100   524      12,800    SH   X                           12,800
JUNIPER NETWORKS       COM                   48203R104   1,323    42,000    SH   X                           42,000
PLUM CREEK TIMBER      COM		     729251108   405	  10,000    SH   X                           10,000
PUBLIC STORAGE         COM		     74460D109   701      6,150     SH   X                           6,150
RAYONIER               COM                   754907103   392      6,000     SH   X                           6,000
MS ASIA PACIFIC FUND   COM		     61744U106   170      10,000    SH   X                                        10,000
SWISS HELVETIA FUND    COM		     870875101   162      10,790    SH   X                                        10,790
ISHARES TRUST          MSCI EAFE INDEX       464287465   120,233  1,999,213 SH   X                                        1,999,213
ISHARES TRUST          MSCI EMERGING
			MARKETS INDEX        464287234   6,296    132,265   SH   X                                        132,265
ISHARES TRUST          RUSSELL 1000 INDEX    464287622   1,138    15,400    SH   X                                        15,400
ISHARES TRUST          RUSSELL 3000 INDEX    464287689   2,287    28,849    SH   X                                        28,849
VANGUARD INTERNATIONAL
  EQUITY INDEX FUNDS   EMERGING MARKETS ETF  922042858   9,955    204,750   SH   X                                        204,750
VANGUARD INTERNATIONAL
  EQUITY INDEX FUNDS   MSCI EAFE ETF         921943858   2,818    74,000    SH   X                                        74,000
VANGUARD INTERNATIONAL
  EQUITY INDEX FUNDS   MSCI EUROPEAN ETF     922042874   15,001   280,235   SH   X                                        280,235
VANGUARD INTERNATIONAL
  EQUITY INDEX FUNDS   MSCI PACIFIC ETF      922042866   8,639    152,800   SH   X                                        152,800